SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade accounts payable	$ 428,677	$ 261,493
GST payable	60,541	51,400
Accounts payable and accrued liabilities	$ 489,218	$ 312,893